SEGMENT - Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT
Total	¥ 10,156	$ 1,428	¥ 9,437
Total	48,296			¥ 49,956
China
SEGMENT
Total	7,881		8,459
Total	31,902			33,143
Germany
SEGMENT
Total	1,717		799
Total	13,424			13,884
All others
SEGMENT
Total	558		¥ 179
Total	¥ 2,970			¥ 2,929